Income Tax - Current and net deferred tax recognized directly in equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Taxes [Abstract]
Net deferred tax—debited directly to equity	$ (6,147)	$ (17,867)